Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with related parties

18. Transactions with related parties

18.1 Agreements with Banco Original

18.1.1 - As of June 30, 2026, the interbank deposit (“DI”) position related to the fiduciary assignment of financial assets in the amount of R$ 148,459, for guarantees with Banco Original S.A.

18.1.2 – On February 25, 2026, pursuant to the Master Services Agreement – MSA, the Group and Banco Original entered into a Statement of Work – SOW (Solicitação de Serviço) relating to the provision of procurement, supplier management and facilities services. The SOW has a twelve (12) months term, effective as of February 25, 2026, and automatically renews for successive twelve (12) month periods unless terminated by either party upon 30 days’ prior written notice.

18.1.3 – On February 12, 2026, pursuant to the Master Services Agreement – MSA, the Group and Banco Original entered into a Statement of Work – SOW (Solicitação de Serviço) relating to the provision of customer support services relating to Banco Original originated customers. The SOW has a twenty-four (24) months term, effective as of October 20, 2024, and automatically renews for successive twelve (12) month periods unless terminated by either party upon 60 days’ prior written notice.

18.1.4 – On February 12, 2026, the Group and Banco Original entered into a Master Services Agreement – MSA (Contrato de Prestação de Serviços Master), pursuant to which the parties agreed on the general terms and conditions governing the provision of certain services to Banco Original. The MSA has a twenty-four (24) months term, effective as of October 20, 2024, and automatically renews for successive twelve (12) month periods unless terminated by either party upon 30 days’ prior written notice. From time to time, the parties may execute separate statements of work governed by and subject to the MSA, setting forth the specific terms and conditions applicable to each service.

18.1.5 – On May 16, 2025, the Group and Banco Original entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) to establish the criteria for cost rates, common expenses, deadlines, and conditions observed for sharing Information Security activities between the Group and Banco Original. The reimbursements from Banco Original are recognized in the statement of profit or loss as “administrative expenses”.

18.1.6 - On January 21, 2025, the Group and Banco Original entered into an Operational Agreement (Acordo Operacional para Utilização de Infraestrutura Administrativa) to provide administrative services, including human resources, systems sharing and materials used. The term of this agreement is indefinite. This agreement may be terminated by either party upon 30 days’ notice. Certain provisions and services under this agreement were subsequently partially replaced and are currently governed by the MSA and the related SOWs entered into between the parties, pursuant to sections 18.1.2 to 18.1.4. The reimbursements from Banco Original are recognized in the statement of profit or loss as “administrative expenses”.

18.1.7 - On July 4, 2024, the Group and Banco Original entered into a Derivatives Master Agreement (Contrato Global de Derivativos), with the purpose of establishing a standardized template for over the counter (OTC) transactions between the parties, streamlining the negotiation process and facilitating efficient and secure OTC derivatives trading. Such agreement establishes daily mark-to-market checks with bilateral margin exchange between the parties with the purpose of mitigating credit risk. As of September 30, 2025, under such agreement, there are only Payer OIS (Overnight Index Swaps) with notional fully collateralized by deposits from Banco Original.

18.1.8 - On April 10, 2024, Banco Original entered into an Endorsement Contract of Bank Credit Notes without co-obligation (Contrato de Endosso de Cédulas de Crédito Bancário sem Coobrigação) with the Group, through which Banco Original committed to endorse and transfer to the Group of the credit notes issued by Banco Original in its loan operations collateralized by credit rights arising from the FGTS Loans. This agreement will remain valid for an indefinite period and may be terminated by either party with a 30-days prior notice.

18.1.9 - On January 18, 2024, the Group entered into a Credit Recovery Services Agreement (Contrato de Prestação de Serviços de Cobrança de Crédito) with Banco Original, pursuant to which PicPay Bank agreed to provide certain services to Banco Original relating to collection and recovery of amounts owed to Banco Original by customers who defaulted on their debts. Such agreement has a twenty-four (24) months term, being effective from January 1, 2023. This agreement may be terminated by either party upon 30 days’ prior notice. This agreement was extended for twenty-four (24) months, effective from January 1, 2025. The revenues are recognized in the statement of profit or loss as “Commission – banking correspondent and marketplace”.

18.1.10 - On January 10, 2024, the Group entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) with Banco Original to establish the terms and conditions governing the sharing of support areas between the Group and Banco Original, as well as the reimbursement by Banco Original of certain costs incurred by the Group in the contracting of suppliers who provide products and/or services that are also shared between the Group and Banco Original. This agreement will remain valid for an indefinite period. Either party may terminate this agreement for any reason and without penalty at any time with 30 days’ prior written notice to the other party. The reimbursements are recognized in the statement of profit or loss as “administrative expenses”.

18.1.11 - On November 16, 2023, the Group and Banco Original entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) to regulate the terms and conditions related to the cost sharing of back-office areas, as well as the reimbursement by Banco Original of certain costs incurred in the contracting certain suppliers, such as technology and administrative expenses. This agreement will remain valid for an indefinite period. The reimbursements are recognized in the statement of profit or loss as “administrative reimbursement”.

18.1.12 - On May 5, 2022, the Group entered into an application programming interface agreement (Acordo Operacional para Licença de Uso de API’s, Acesso a Produtos e Serviços Bancários e Prestação de Serviços de Suporte Técnico) with Original Hub, granting a license for the use of APIs to offer its customers payment services for bills, taxes, and utility bills from Banco Original (“API PAG”), as well as account registration for automatic debit. On November 29, 2022, an amendment to the Operational Agreement was executed, assigning the agreement from Original Hub to Banco Original. On December 21, 2022, new APIs were contracted including access to cash withdrawal and processing services using QR Codes at ATMs of the 24Horas network. In 2024, PicPay completed the development of these solutions, and on March 21, 2025, the agreement was terminated. The revenues were recognized in the statement of profit or loss as “commission – banking correspondent and marketplace”.

18.1.13 - On July 26, 2022, Banco Original and the Group entered into a Correspondent Banking Agreement (Contrato de Correspondente Bancário). This agreement is valid for an indefinite period and may be terminated by either party with 30 days’ prior notice.

18.1.14 - On September 11, 2018, the Group and Banco Original entered into a Correspondent Banking Agreement (Contrato de Correspondente Bancário). However, since the Group has developed its own solutions for processing bill payments for its customers and Banco Original is no longer a card issuer, the agreement was terminated on March 21, 2025. The revenues were recognized in the statement of profit or loss as “commission – banking correspondent and marketplace”.

18.1.15 - On July 26, 2022, Banco Original and the Group entered into a Correspondent Banking Agreement (Contrato de Correspondente Bancário). This agreement is valid for an indefinite period and may be terminated by either party with 30 days’ prior notice.

18.2 Agreements with J&F

18.2.1 - PicPay Bank entered into a Receivables Assignment Agreement with Âmbar Energia S.A. (J&F Participações subsidiary), of one installment in connection with the Reserve Energy Contract (CER) of Brazilian Electric Energy Trading Chamber (CCEE). On December 10, 2025, and December 19, 2025, PicPay Bank entered into the following non-recourse credit rights assignment agreements with J&F for the acquisition of credit rights held against certain electric power distributors arising from the sale of electric power by J&F subsidiaries:

●	on December 10, 2025, Mauá III (J&F Participações subsidiary) assigned receivables in the total amount of R$ 1,096,529, with an annual discount rate of 19.86%, for a total purchase price of R$ 580,813; and

●	On December 19, 2025, Âmbar Energia assigned receivables in the total amount of R$ 375,654, with an annual discount rate of 19.11%, for a total purchase price of R$ 325,204.

18.2.2 - As of June30, 2026, guarantees provided by J&F S.A. amounted to R$ 391,563, related to Loans to Customers transactions, as disclosed in Note 8.2.

18.3 Agreements with JBS

18.3.1 - In November 2025, PicPay Bank entered into supplier finance arrangements involving the assignment of trade receivables and the advance of payments to suppliers, on a non-recourse basis (reverse factoring / supplier finance arrangements). The participating suppliers include: Seara Alimentos Ltda., JBS Aves Ltda., Seara Comércio de Alimentos Ltda., Excelsior Alimentos S.A., Agro Alfa Indústria e Comércio Ltda., JBS S.A., JBS Confinamento Ltda., Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A., and JBS Terminais Ltda. The revenues are recognized in the statement of profit or loss as “Financial income” and in the balance sheet as “Consumer Loans”.

	J&F Participações		Banco Original		Key Personnel (a)		Others (b)	Total
As of June 30, 2026
Assets
Cash and cash equivalents	-		10,117		-		-	10,117
Trade receivables	-		1,219		-		-	1,219
Financial investments	-		168,140		-		-	168,140
Derivative instruments	-		23,912		-		-	23,912
Consumer loans	1,000,144		-		-		19,812	1,019,956
Total	1,000,144		203,388		-		19,812	1,223,344
Liabilities
Third-party funds	83		26,820		-		4,538	31,441
Labor obligations	-		-		1,707		-	1,707
Total	83		26,820		1,707		4,538	33,148

For the three-month period ended June 30, 2026
Revenues and expenses
Commission – banking correspondent and marketplace	223		10,809	(1)	-		-	11,032
Interest income from receivables	-		-		-		22,580	22,580
Income from purchased receivables	47,709		-		-		-	47,709
Revenue from financial investments	-		6,025		-		-	6,025
Interest and other financial expenses	(0)		(2,283	)(2)	-		-	(2,284)
Selling expenses	-		174		-		-	174
Net revenue from transaction activities and other services	(854)		-		-		-	(854)
Administrative expenses	(7,509	)(4)	(3,721)		(8,123	)(3)	-	(19,353)
Total	39,569		11,004		(8,123)		22,580	65,029

For the six-month period ended June 30, 2026
Revenues and expenses
Commission – banking correspondent and marketplace	223		20,711	(1)	-		-	20,934
Interest income from receivables	-		-		-		32,585	32,585
Income from purchased receivables	89,527		-		-		-	89,527
Revenue from financial investments	-		11,899		-		-	11,899
Interest and other financial expenses	-		(12,528	)(2)	-		-	(12,528)
Selling expenses	(251)		174		-		-	(77)
Administrative expenses	(11,208	)(4)	(5,132)		(14,792	)(3)	-	(31,132)
Total	78,291		15,124		(14,792)		32,585	111,208

	J&F Participações		Banco Original		Key Personnel (a)		Others (b)	Total
As of December 31, 2025
Assets
Cash and cash equivalents	-		13,837		-		-	13,837
Trade receivables	206		1,269		-		75	1,550
Financial investments	-		154,852		-		-	154,852
Derivative instruments	-		27,572		-		-	27,572
Consumer loans	914,098		-		-		83,352	997,450
Other receivables	74,907		-		-		266	75,173
Total	989,211		197,530		-		83,693	1,270,434
Liabilities
Trade payables	15		324		-		-	339
Third-party funds	-		27,702		-		6,189	33,891
Labor obligations	-		-		1,125		-	1,125
Total	15		28,026		1,125		6,189	35,355

For the three-month period ended June 30, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55		17,327	(1)	-		-	17,381
Revenue from financial investments	-		33,702		-		-	33,702
Interest and other financial expenses	-		(17,536	)(2)	-		-	(17,536)
Administrative expenses	(5,507	)(4)	357		(5,600	)(3)	-	(10,750)
Total	(5,452)		33,850		(5,600)		-	22,797

For the six-month period ended June 30, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55		37,193	(1)	-		326	37,573
Revenue from financial investments	-		59,501		-		-	59,501
Interest and other financial expenses	-		(31,197	)(2)	-		-	(31,197)
Administrative expenses	(10,092	)(4)	(5,516)		(11,131	)(3)	-	(26,739)
Total	(10,038)		59,981		(11,131)		326	39,138

(a)	Includes C-suite and Board of Directors.

(b)	Including close members of the family and other entities within the Group.

(1)	For the three and six-month period ended June 30, 2026, the Group recognized revenues of R$ 2,597 (R$ 3,191 and R$ 6,627 for the three and six-month period ended June 30, 2025) related to the Credit Card Partnership Agreement, revenues of R$ 3,739 and R$ 13,641 for the three and six-month period ended June 30, 2026 (R$ 32 and R$ 81 for the three and six-month period ended June 30, 2025) related to banking correspondent services, revenues of R$ 4,473 for the three and six-month period ended June 30, 2026 (R$ 14,104 and R$ 30,485 for the three and six-month period ended June 30 2025) related to Credit Recovery Services.

(2)	For the three and six-month period ended June 30, 2026, the Group recorded an expense of R$ 2,283 and R$ 12,528 (R$ 17,536 and R$ 31,197 for the three and six-month period ended June 30, 2025) related to the Assignment of Rights Agreement.

(3)	For the three and six-month period ended June 30, 2026, the amount paid as compensation to key management, including short-term benefits, was R$ 8,123 and R$ 14,792 (R$ 5,582 and R$ 11,131 for the three and six-month period ended June 30, 2025). The amounts were recognized as expenses during the reporting period.

(4)	For the three and six-month period ended June 30, 2026, the amount paid as cost sharing was R$ 7,513 and R$ 11,211 (R$ 5,507 and R$ 10,092 for the three and six-month period ended June 30, 2025).

Assets and liabilities with related parties

Cash and cash equivalents and financial investments: The amount refers to the current account balance and financial investments at Banco Original, mainly short-term investments and reverse repurchase agreements.

Trade receivables: Primarily refers to amounts receivable for financial transactions processed by Banco Original in the role of acquirer referring to the PicPay.

Financial investments: The linked balances are related to the value of investments in interbank deposits with Banco Original.

Derivative instruments: Refers to the Derivatives Master Agreement for more details see the agreement description above.

Consumer loans: Refers to the credit portfolio (credit card and loans to customers) of related parties. Additionally, prepayment of receivables with related parties subject to future settlement.

Other receivables: Amounts receivable from J&F Participações due to a reimbursement agreement of marketing expenses of the PicPay brand incurred by PicPay until September 20, 2021.

Trade payables: The amount payable to Banco Original is related to the cost of issuing, processing and settling the bank slips, the cost of producing the PicPay Card, the withdrawal cost.

Third -party funds: Refers to the balance in the pre-paid accounts of related parties.